Note 43 - Insurance and reinsurance contracts income and expenses	12 Months Ended
Dec. 31, 2019
Insurance and Reinsurance Contracts Income and Expenses
Other operating income and expenses on Insurance and reinsurance contracts

43. Income and expense from insurance and reinsurance contracts

The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Other operating income and expense on insurance and reinsurance contracts (Millions of Euros)
	2019	2018	2017
Income on insurance and reinsurance contracts	2,890	2,949	3,342
Expense on insurance and reinsurance contracts	(1,751)	(1,894)	(2,272)
Total	1,138	1,055	1,069

The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2019, 2018 and 2017:

Income by type of insurance product (Millions of Euros)
	2019	2018	2017
Life insurance	631	682	604
Individual	477	486	346
Savings	116	56	38
Risk	361	430	308
Group insurance	154	196	258
Savings	26	39	(4)
Risk	127	157	263
Non-Life insurance	508	373	464
Home insurance	90	110	118
Other non-life insurance products	418	263	346
Total	1,138	1,055	1,069